Leases - Summary of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating leases [Abstract]
Right-of-use assets	$ 992	$ 2,498	$ 4,500
Lease liability	$ 1,028	$ 2,612	$ 4,641
Weighted-average remaining lease term:
Operating leases	6 months 3 days	1 year 2 months 4 days	2 years 2 months 4 days
Weighted-average discount rate:
Operating leases	3.07%	2.75%	2.70%